UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2012

Date of reporting period:  August 31, 2011

Item 1. Schedule of Investments.

Barrett Growth Fund
Schedule of Investments
August 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.81%
Chemical Manufacturing - 4.11%
Ecolab, Inc.	6,500	$348,400.00
Procter & Gamble Co.	3,000	191,040
		539,440
Computer and Electronic Product Manufacturing - 8.34%
Apple, Inc. (a)	1,000	384,830
EMC Corp./Massachusetts (a)	14,000	316,260
Teradata Corp. (a)	7,500	392,700
		1,093,790
Consumer Durables & Apparel - 2.06%
Coach, Inc.	4,800	269,856
Consumer Services - 2.49%
Yum! Brands, Inc.	6,000	326,220
Credit Intermediation and Related Activities - 6.11%
JPMorgan Chase & Co.	8,000	300,480
Visa, Inc.	5,700	500,916
		801,396
Data Processing, Hosting and Related Services - 3.82%
Automatic Data Processing, Inc.	10,000	500,300
Diversified Financials - 1.57%
Ameriprise Financial, Inc.	4,500	205,650
Food Services and Drinking Places - 3.45%
McDonald's Corp.	5,000	452,300
General Merchandise Stores - 3.59%
Costco Wholesale Corp.	6,000	471,240
Insurance - 1.73%
Aflac, Inc.	6,000	226,320
Insurance Carriers and Related Activities - 2.66%
Verisk Analytics, Inc. (a)	10,000	348,400
Machinery Manufacturing - 2.70%
Donaldson Co., Inc.	6,000	353,880
Materials - 6.01%
Freeport-McMoRan Copper & Gold, Inc.	7,500	353,550
Potash Corp. of Saskatchewan, Inc. - ADR	7,500	434,850
		788,400
Miscellaneous Manufacturing - 4.97%
3M Co.	5,500	456,390
Stryker Corp.	4,000	195,360
		651,750
Oil and Gas Extraction - 3.10%
Devon Energy Corp.	6,000	406,980
Other Information Services - 4.13%
Google, Inc. (a)	1,000	540,960
Professional, Scientific, and Technical Services - 4.38%
Accenture PLC	7,000	375,130
Tetra Tech, Inc. (a)	10,000	199,100
		574,230
Publishing Industries (except Internet) - 8.80%
Microsoft Corp.	7,500	199,500
MSCI, Inc. (a)	11,000	380,270
Oracle Corp.	10,000	280,700
Rovi Corp. (a)	6,000	293,340
		1,153,810
Software & Services - 4.62%
International Business Machines Corp.	1,800	309,438
Intuit (a)	6,000	295,980
		605,418
Support Activities for Mining - 4.47%
Schlumberger Ltd.	7,500	585,900
Technology Hardware & Equipment - 1.96%
Qualcomm, Inc.	5,000	257,300
Transportation - 4.64%
Norfolk Southern Corp.	5,000	338,400
United Parcel Service, Inc.	4,000	269,560
		607,960
Transportation Equipment Manufacturing - 5.10%
Johnson Controls, Inc.	14,000	446,320
United Technologies Corp.	3,000	222,750
		669,070
TOTAL COMMON STOCKS Cost ($10,439,258)		12,430,570

SHORT-TERM INVESTMENTS - 5.40%
Money Market Funds - 5.40%
First American Government Obligations Fund	107,825	107,825
Fidelity Institutional Government Portfolio	600,000	600,000
TOTAL SHORT-TERM INVESTMENTS Cost ($707,825)		707,825

Total Investments (Cost $11,147,083) - 100.21%		13,138,395
Liabilities in Excess of Other Assets - (0.21)%		(27,694)
TOTAL NET ASSETS - 100.00%		$13,110,701

(a)	Non-income producing security.
ADR	American Depositary Receipt

The cost basis of investments for federal income tax purposes at August 31, 2011 was as follows*:

Cost of investments	$11,147,083
Gross unrealized appreciation	2,450,072
Gross unrealized depreciation	(458,760)
Net unrealized appreciation	$1,991,312

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stocks*	$12,430,570	$-	$-	$12,430,570
Short-Term Investments	707,825	-	-	707,825
Total Investments in Securities	$13,138,395	$-	$-	$13,138,395

There were no transfers into and out of Level 1 and 2 during the period ended August 31, 2011.
The Fund did not hold any Level 3 securities throughout the period.
* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)      /s/ Joseph Neuberger
                                                      Joseph Neuberger, President

Date October 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Joseph Neuberger
                                                        Joseph Neuberger, President

Date October 17, 2011

By (Signature and Title)* /s/ John Buckel
                                                   John Buckel, Treasurer

Date October 13, 2011

* Print the name and title of each signing officer under his or her signature.